Security Deposits and Maintenance Reserves - Changes in Security Deposits and Maintenance Reserve Deposits (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of security deposits and maintenance reserves [Line Items]
Balance at the beginning of the period	R$ 1,964,419	R$ 1,554,042
Additions	837,875	597,108
Reversal of impairment	0	24,275	R$ 18,333
Provision for loss	74,831	221,626
Write-offs	63,535	135,388
Transfer		(23,782)
Foreign currency exchange	(124,367)	122,226
Security deposits and maintenance reserves	2,539,561	1,964,419	1,554,042
Current	1,025,168
Non-current	1,514,393	1,553,507
Security deposits
Disclosure of security deposits and maintenance reserves [Line Items]
Balance at the beginning of the period	319,530	232,396
Additions	123,796	95,799
Reversal of impairment		0
Provision for loss	0	0
Write-offs	48,688	48,584
Transfer		(23,782)
Foreign currency exchange	(19,678)	16,137
Security deposits and maintenance reserves	374,960	319,530	232,396
Current	77,241
Non-current	297,719
Maintenance reserve deposits
Disclosure of security deposits and maintenance reserves [Line Items]
Balance at the beginning of the period	1,644,889	1,321,646
Additions	714,079	501,309
Reversal of impairment		24,275
Provision for loss	74,831	221,626
Write-offs	14,847	86,804
Transfer		0
Foreign currency exchange	(104,689)	106,089
Security deposits and maintenance reserves	2,164,601	R$ 1,644,889	R$ 1,321,646
Current	947,927
Non-current	R$ 1,216,674